Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000014470 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014470 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014470 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014470 [Member] | Aya Gold And Silver Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014470 [Member] | Lundin Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014470 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014470 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014470 [Member] | Jaguar Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014470 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014470 [Member] | DPM Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014470 [Member] | Intermediate Mid Tier Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000014470 [Member] | Major Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000014470 [Member] | Junior Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000014470 [Member] | Exploration and Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000014470 [Member] | Primary Silver Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014470 [Member] | Royalty Streaming Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014470 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014470 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014470 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000014470 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014470 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014470 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014470 [Member] | VIRGIN ISLANDS, BRITISH
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014470 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101831 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101831 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101831 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101831 [Member] | Aya Gold And Silver Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101831 [Member] | Lundin Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101831 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101831 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101831 [Member] | Jaguar Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101831 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101831 [Member] | DPM Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101831 [Member] | Intermediate Mid Tier Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000101831 [Member] | Major Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000101831 [Member] | Junior Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000101831 [Member] | Exploration and Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000101831 [Member] | Primary Silver Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101831 [Member] | Royalty Streaming Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101831 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101831 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000101831 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000101831 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101831 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000101831 [Member] | VIRGIN ISLANDS, BRITISH
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101831 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)